KinerjaPay Corp. - Balance Sheets - USD ($)		Jun. 30, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents		$ 276,803	$ 81
Restricted cash		0	250,113
Prepaid expenses		59,181	0
Total current assets		335,984	250,194
Total Assets		335,984	250,194
Current liabilities:
Accrued payable - trade		81,426	0
Accrued expenses		7,142	0
Acccrued interest		0	15
Unissued stock subscriptions		0	250,013
Notes payable		0	24,439
Total current liabilities		88,568	274,467
Total liabilities		88,568	274,467
Stockholders' deficiency:
Common stock	[1]	812	13,961
Additional paid in capital		3,223,858	849,597
Accumulated deficit		(2,975,618)	(887,831)
Total stockholders' (deficit)		249,052	(24,273)
Total Liabilities and Stockholders' (Deficit)		$ 337,620	$ 250,194

[1]	$0.0001 par value; 500,000,000 shares authorized; 8,127,036 and 4,653,680 issued and outstanding at June 30, 2016 and December 31, 2015, respectively.